Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	December 31,	December 31,
	2025	2024
Commodity inventories and trading goods	$32,602	$35,776
Allowance for inventory obsolescence	(8,620)	(2,765)
Total Inventory, net	23,982	33,011